INCOME TAXES (Schedule of Deferred Tax Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Operating loss carryforward and deductions	$ 34,387	$ 34,381
Reserves, allowances and other	22	16
Net deferred tax asset before valuation allowance	34,409	34,397
Valuation allowance	(34,409)	(34,397)
Net deferred tax asset